COASTAL GASLINK (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Changes in Loan Balances
The table below reflects the changes in this loan receivable balance.

at December 31
(millions of Canadian $)	2023	2022

Outstanding balance at beginning of year	250	238
Issuances	2,520	112
Repayments	(250)	(100)
Outstanding balance at end of year	2,520	250
Impairment during the year	(2,020)	(250)
Carrying value at end of year	500	—